Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid Expenses And Other Current Assets [Line Items]
Contingently returnable consideration assets (Note 4)	$ 2,191	13,648	16,938
Indemnification assets from a business acquisition (Note 4(b))	716	4,460	4,009
Deposits for office leases	188	1,173	213
Advances to employees	47	293	386
Receivables from game developers	1,605	10,000
Interests receivable	89	553
Loan to a third party	488	3,040
Prepaid expenses	621	3,870	3,171
Others	56	349	249
Total	$ 6,001	37,386	24,966